INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Investments in associates [Abstract]
Book value	$ 78,660	$ 111,790
Common stock	28,349,861	28,224,365
Shareholders' equity	$ 48,083,469	47,603,906	$ 38,888,199		$ 30,041,011
Transporte y Servicios de Gas en Uruguay S.A.
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Cost	182
Book value	$ 6,627	8,919
Main business	Pipeline maintenance
Date	9/30/2019
Common stock	$ 28
Net (loss) / income for the year / period	(783)
Shareholders' equity	$ 14,308
% of Common Stock	49.00%
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Cost	2,025
Book value	$ 418	498
Main business	Pipeline construction and operation services
Date	9/30/2019
Common stock	$ 237
Net (loss) / income for the year / period	(186)
Shareholders' equity	$ 854
% of Common Stock	49.00%
Gas Link S.A.
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Cost	8,595
Book value	$ 71,615	$ 102,373
Main business	Pipeline construction and operation services
Date	9/30/2019
Common stock	$ 1,026
Net (loss) / income for the year / period	6,990
Shareholders' equity	$ 396,461
% of Common Stock	49.00%

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)